INTANGIBLE ASSETS, NET - Impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Estimated amortization expense relating to existing intangible assets
2023	¥ 26,809			$ 3,887
2024	25,272			3,664
2025	19,028			2,759
2026	4,269			619
2027	175			25
Estimated amortization expense in the next five years	75,553			$ 10,954
Impairment losses on intangible assets	¥ 0	¥ 0	¥ 0